ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
ACCOUNTS RECEIVABLE.
Number of customers | customer	1	1
Concentration Risk Threshold Percentage	28.00%	79.00%
Accounts receivable | $	$ 0	$ 80,159
Major Customers
ACCOUNTS RECEIVABLE.
Number of customers | customer		3
Major Customers | Net revenue
ACCOUNTS RECEIVABLE.
Number of customers | customer		3
Concentration Risk Threshold Percentage		67.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
ACCOUNTS RECEIVABLE.
Percentage of concentration risk		23.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
ACCOUNTS RECEIVABLE.
Percentage of concentration risk		34.00%
Major Customers | Net revenue | Ge Diao Liu Yuan
ACCOUNTS RECEIVABLE.
Percentage of concentration risk		10.00%
Major Customers | Accounts receivable
ACCOUNTS RECEIVABLE.
Number of customers | customer		3
Major Customers | Accounts receivable | Taida Shang Qing Cheng
ACCOUNTS RECEIVABLE.
Accounts receivable | $		$ 1,116,552
Major Customers | Accounts receivable | Ge Diao Ping Yuan
ACCOUNTS RECEIVABLE.
Accounts receivable | $		737,476
Major Customers | Accounts receivable | Ge Diao Liu Yuan
ACCOUNTS RECEIVABLE.
Accounts receivable | $		$ 10,643